Changes in Accumulated Other Comprehensive Income (Loss) - Schedule of Changes in Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	$ 8,239	$ 11,133
Total other comprehensive income (loss)	20	(10)
Balance, end of the year	9,066	8,239
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	(16)	(6)
Other comprehensive income (loss) before reclassifications	7	(33)
Total other comprehensive income (loss)	20	(10)
Balance, end of the year	4	(16)
Accumulated Other Comprehensive Income (Loss) | Cost of revenues | Reclassification out of Accumulated Other Comprehensive (Loss) Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss (gain) on cash flow hedges reclassified from accumulated other comprehensive (loss) income to earnings	0	1
Accumulated Other Comprehensive Income (Loss) | Sales and marketing | Reclassification out of Accumulated Other Comprehensive (Loss) Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss (gain) on cash flow hedges reclassified from accumulated other comprehensive (loss) income to earnings	3	5
Accumulated Other Comprehensive Income (Loss) | Research and development | Reclassification out of Accumulated Other Comprehensive (Loss) Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss (gain) on cash flow hedges reclassified from accumulated other comprehensive (loss) income to earnings	9	13
Accumulated Other Comprehensive Income (Loss) | General and administrative | Reclassification out of Accumulated Other Comprehensive (Loss) Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss (gain) on cash flow hedges reclassified from accumulated other comprehensive (loss) income to earnings	$ 1	$ 4